UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/11

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Forester Capital Management
Address: 100 Field Drive, Ste 330
         Lake Forest, IL 60045

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas H Forester
Title:     President
Phone:     (224) 544-5123

Signature, Place, and Date of Signing:

          Lake Forest, IL April XX, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     85

Form13F Information Table Value Total: $    142,444,666.54

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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                                                                  FORM 13F INFORMATION

                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
American Electric Po	               Common Stock	025537101    3,068,600.50      87,325	      SOLE          NONE      SOLE
Allstate Corp	                       Common Stock	020002101    1,867,075.00      58,750	      SOLE	    NONE      SOLE
AMGEN INC	                       Common Stock	031162100    2,870,265.00      53,700	      SOLE	    NONE      SOLE
AON	                               Common Stock	037389103    3,564,208.00      67,300	      SOLE	    NONE      SOLE
Best Buy Company Inc	               Common Stock	086516101    1,995,752.80      69,490	      SOLE	    NONE      SOLE
Bristol Myers Squibb	               Common Stock	110122108    4,181,358.15     158,205	      SOLE	    NONE      SOLE
Buckeye Partners L.P	               Common Stock	118230101	44,478.00	  700	      SOLE	    NONE      SOLE
Conoco Phillips	                       Common Stock	20825C104    4,121,175.30      51,605	      SOLE	    NONE      SOLE
Cvs Caremark Corp	               Common Stock	126650100    3,902,527.20     113,710	      SOLE	    NONE      SOLE
Chevron Corp	                       Common Stock	166764100    5,445,980.85      50,665	      SOLE	    NONE      SOLE
Dr Pepper Snapple Gr	               Common Stock	26138E109	15,235.60	  410	      SOLE	    NONE      SOLE
Devon Energry Corp	               Common Stock	25179M103    1,284,780.00      14,000	      SOLE	    NONE      SOLE
FedEx Corp	                       Common Stock	31428X106	 9,355.00	  100	      SOLE	    NONE      SOLE
General Dynamics	               Common Stock	369550108    3,437,544.00      44,900	      SOLE	    NONE      SOLE
Honeywell Internatio	               Common Stock	438516106    4,361,636.37      73,047	      SOLE	    NONE      SOLE
Hewlett-Packard Co	               Common Stock	428236103    3,331,803.31      81,323	      SOLE	    NONE      SOLE
International Busine	               Common Stock	459200101    3,633,199.60      22,280	      SOLE	    NONE      SOLE
Johnson Controls Inc	               Common Stock	478366107      546,229.80      13,140	      SOLE	    NONE      SOLE
Johnson & Johnson	               Common Stock	478160104    3,342,292.50      56,410	      SOLE	    NONE      SOLE
JP Morgan Chase & Co	               Common Stock	46625H100	 6,085.20	  132	      SOLE	    NONE      SOLE
Kraft Foods	                       Common Stock	50075N104    3,905,668.48     124,543	      SOLE	    NONE      SOLE
Kimberly Clark Corp	               Common Stock	494368103    3,461,268.10      53,030	      SOLE	    NONE      SOLE
Kroger	                               Common Stock	501044101    3,587,230.35     149,655	      SOLE	    NONE      SOLE
Lilly, Eli & Co	                       Common Stock	532457108    2,197,597.45      62,485	      SOLE	    NONE      SOLE
3M Co	                               Common Stock	88579Y101    4,209,837.50      45,025	      SOLE	    NONE      SOLE
Altria Group	                       Common Stock	02209S103    5,042,791.90     193,730	      SOLE	    NONE      SOLE
Mosaic	                               Common Stock	61945A107    2,191,218.75      27,825	      SOLE	    NONE      SOLE
Merck Co Inc	                       Common Stock	58933Y105    2,404,514.42      72,842	      SOLE	    NONE      SOLE
Marathon Oil Corp	               Common Stock	565849106    4,651,830.60      87,260	      SOLE	    NONE      SOLE
Microsoft	                       Common Stock	594918104    3,979,755.55     156,745	      SOLE	    NONE      SOLE
Newmont Mining Corp	               Common Stock	651639106    1,965,698.70      36,015	      SOLE	    NONE      SOLE
Newell Rubbermaid	               Common Stock	651229106    3,204,944.55     167,535	      SOLE	    NONE      SOLE
Oracle Corp	                       Common Stock	68389X105    2,129,616.84      63,699	      SOLE	    NONE      SOLE
Public Enterprise Gr	               Common Stock	744573106      280,911.65	8,915	      SOLE	    NONE      SOLE
Pfizer, Inc	                       Common Stock	717081103    2,982,706.29     146,859	      SOLE	    NONE      SOLE
Ralcorp Holdings Inc	               Common Stock	751028101    3,093,036.00      45,200	      SOLE	    NONE      SOLE
Transocean	                       Common Stock	H8817H100    1,200,430.00      15,400	      SOLE	    NONE      SOLE
Sempra Energy	                       Common Stock	816851109    1,535,717.50      28,705	      SOLE	    NONE      SOLE
State Street	                       Common Stock	857477103      198,859.50	4,425	      SOLE	    NONE      SOLE
Symantec Corp	                       Common Stock	871503108    2,226,190.50     120,075	      SOLE	    NONE      SOLE
AT&T	                               Common Stock	00206R102    2,767,113.39      90,399	      SOLE	    NONE      SOLE
Molson Coors	                       Common Stock	60871R209    2,644,830.45      56,405	      SOLE	    NONE      SOLE
TECO Energy	                       Common Stock	872375100    2,738,960.00     146,000	      SOLE          NONE      SOLE
Target Corp	                       Common Stock	87612E106    2,459,891.88      49,188	      SOLE	    NONE      SOLE
Travelers Companies	               Common Stock	89417E113    4,798,667.96      80,677	      SOLE	    NONE      SOLE
UnitedHealth Group	               Common Stock	91324P102    3,756,210.40      83,102	      SOLE	    NONE      SOLE
US Bancorp	                       Common Stock	902973304    2,963,089.69     112,110.80      SOLE	    NONE      SOLE
V F Corp	                       Common Stock	918204108    2,694,302.85      27,345	      SOLE	    NONE      SOLE
Williams Cos Inc Com	               Common Stock	969457100      332,690.60      10,670	      SOLE	    NONE      SOLE
Wal-Mart Stores, Inc	               Common Stock	931142103    3,560,740.50      68,410	      SOLE	    NONE      SOLE
Exxon Mobil Corp Com	               Common Stock	30231G102     136,841.81        1,626.60      SOLE	    NONE      SOLE
ABB LTD ADR	                       Common Stock	000375204     307,092.05       12,695	      SOLE	    NONE      SOLE
Australia & New Zeal	               Common Stock	052528304      35,640.00	1,440	      SOLE	    NONE      SOLE
AstraZeneca PLC ADR	               Common Stock	046353108     269,340.80	5,840	      SOLE	    NONE      SOLE
Allianz SE ADR	                       Common Stock	018805101     161,823.65       11,485	      SOLE	    NONE      SOLE
BT Group PLC	                       Common Stock	05577E101     383,219.20       12,740	      SOLE	    NONE      SOLE
Canadian Imperial Ba	               Common Stock	136069101     310,932.00	3,600	      SOLE	    NONE      SOLE
Credit Suisse Grp AD	               Common Stock	225401108     178,836.00	4,200	      SOLE	    NONE      SOLE
Delhaize Freres	                       Common Stock	29759W101     342,281.10	4,190	      SOLE	    NONE      SOLE
Diageo PLC ADR	                       Common Stock	25243Q205     318,980.70	4,185	      SOLE	    NONE      SOLE
Eni SPA	                               Common Stock	26874R108     196,520.00	4,000	      SOLE	    NONE      SOLE
Fomento Economico ME	               Common Stock	344419106     361,005.00	6,150	      SOLE	    NONE      SOLE
Gold Fields Ltd New	               Common Stock	38059T106      27,936.00	1,600	      SOLE	    NONE      SOLE
Glaxosmithkline Plc	               Common Stock	37733W105      41,098.70	1,070	      SOLE	    NONE      SOLE
HSBC Holdings PLC AD	               Common Stock	404280406     197,358.00	3,810	      SOLE	    NONE      SOLE
Imperial Tobacco	               Common Stock	453142101     364,257.60	5,860	      SOLE	    NONE      SOLE
Michelin ADR	                       Common Stock	59410T106     337,523.60       19,960	      SOLE	    NONE      SOLE
National Grid	                       Common Stock	636274300     267,582.80	5,570	      SOLE	    NONE      SOLE
Nokia Corp, Spon ADR	               Common Stock	654902204     157,307.35       18,485	      SOLE	    NONE      SOLE
Nippon Telephone & T	               Common Stock	654624105     290,345.90       12,910	      SOLE	    NONE      SOLE
Novartis AG Spon ADR	               Common Stock	66987V109     293,218.25	5,395	      SOLE	    NONE      SOLE
Panasonic Corp ADR	               Common Stock	69832A205     218,940.10       17,390	      SOLE	    NONE      SOLE
POSCO ADR	                       Common Stock	693483109     120,004.50	1,050	      SOLE	    NONE      SOLE
Royal Dutch Shell PL	               Common Stock	780259206     228,780.40	3,140	      SOLE	    NONE      SOLE
SAP	                               Common Stock	803054204     375,523.20	6,120	      SOLE	    NONE      SOLE
Siemens	                               Common Stock	826197501     509,531.40	3,710	      SOLE	    NONE      SOLE
Sony Corp ADR	                       Common Stock	835699307     337,398.00       10,600	      SOLE	    NONE      SOLE
Banco Santander	                       Common Stock	05964H105      71,431.00	6,100	      SOLE	    NONE      SOLE
Statoil	                               Common Stock	85771P102     157,824.40	5,710	      SOLE	    NONE      SOLE
TD Bank	                               Common Stock	891160509     194,898.00	2,200	      SOLE	    NONE      SOLE
Telefonica de Espana	               Common Stock	879382208	7,566.00	  300	      SOLE	    NONE      SOLE
Teva Pharma ADR	                       Common Stock	881624209     275,935.00	5,500	      SOLE	    NONE      SOLE
Total SA ADR	                       Common Stock	89151E109     172,545.10	2,830	      SOLE	    NONE      SOLE
Unilever PLC ADR	               Common Stock	904767704     340,494.40       11,120	      SOLE	    NONE      SOLE
Vodafone	                       Common Stock	92857W209     258,750.00	9,000	      SOLE	    NONE      SOLE


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